Commitments and contingencies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) lease	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Commitments and contingencies
Remaining lease term	5 years		5 years
Operating lease expense	$ 201,439	$ 159,679	$ 555,806
Variable lease expense	$ 11,925	$ 18,237	$ 92,285
Discount rate			4.90%
Weighted-average remaining lease term	2 years 1 month 9 days	2 years 4 months 24 days	2 years 1 month 28 days
Number of units in sale-leaseback | lease	19		19
Maturity of the contractual, undiscounted operating lease liabilities
2023			$ 578,280
2024	$ 292,992		305,400
2025	108,792		121,200
2026	48,000		48,000
Total undiscounted operating lease liabilities	811,518		1,052,880
Interest on operating lease liabilities	(43,236)		(51,603)
Total present value of operating lease liabilities	768,282		1,001,277		$ 1,149,832
Total rent expense	68,625			$ 931,078
Rent expense related to the short-term leases	$ 95,381	$ 34,335	$ 94,386	$ 344,016